Trade and Other Payables - Summary of Trade and Other Payable (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Payables to suppliers	₺ 20,358,995	₺ 18,300,375
Taxes payable	4,051,266	3,942,708
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	2,878,900	2,541,937
Accrued selling and marketing expenses	394,087	240,822
Payables related with donation	3,145	2,526,628
Others	1,986,021	2,198,541
Trade and other payables	₺ 29,672,414	₺ 29,751,011